UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21162
                                   811-09739

Name of Fund: BlackRock Core Principal Protected Fund of
              BlackRock Principal Protected Trust
              Master Large Cap Core Portfolio of Master Large Cap Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2007

Date of reporting period: 11/01/2006 - 10/31/2007

Item 1 - Report to Stockholders

EQUITIES    FIXED INCOME   REAL ESTATE
LIQUIDITY   ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock Core Principal                                               BLACKROCK
Protected Fund
OF BLACKROCK PRINCIPAL PROTECTED TRUST

ANNUAL REPORT | OCTOBER 31, 2007

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents

================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Annual Report:
Fund Summary .............................................................     4
About Fund Performance ...................................................     6
Disclosure of Expenses ...................................................     6
Fund Financial Statements:
   Statement of Assets and Liabilities ...................................     7
   Statement of Operations ...............................................     8
   Statements of Changes in Net Assets ...................................     9
Fund Financial Highlights ................................................    10
Fund Notes to Financial Statements .......................................    12
Fund Report of Independent Registered Public Accounting Firm .............    15
Officers and Trustees of the Trust .......................................    16
Important Tax Information ................................................    17
Portfolio Summary ........................................................    18
Master Financial Statements:
   Schedule of Investments ...............................................    19
   Statement of Assets and Liabilities ...................................    22
   Statement of Operations ...............................................    23
   Statements of Changes in Net Assets ...................................    24
Master Financial Highlights ..............................................    24
Master Notes to Financial Statements .....................................    25
Master Report of Independent Registered Public Accounting Firm ...........    28
Officers and Directors of Master Large Cap Series LLC ....................    29
Proxy Results ............................................................    32
BlackRock Fund Information ...............................................    33
Mutual Fund Family .......................................................    35


2        BLACKROCK CORE PRINCIPAL PROTECTED FUND       OCTOBER 31, 2007

A Letter to Shareholders

Dear Shareholder

The October reporting period was fairly tumultuous for financial markets, but culminated in positive performance for most major benchmarks:

Total Returns as of October 31, 2007                                                    6-month         12-month
================================================================================================================
U.S. equities (S&P 500 Index)                                                           +5.49%          +14.56%
----------------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                            +2.25%          + 9.27%
----------------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                       +8.19%          +24.91%
----------------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                                +2.68%          + 5.38%
----------------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                          +1.30%          + 2.91%
----------------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)        -0.07%          + 6.89%
----------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Subprime mortgage woes dominated headlines for much of 2007, but intensified in the summer and fall, spawning a widespread liquidity and credit crisis with ramifications across global markets. The Federal Reserve Board (the "Fed") and other countries' central banks stepped in to inject liquidity into the markets and bolster investor confidence. The Fed cut the federal funds rate by 0.50% in September and another 0.25% on the final day of the reporting period, bringing its target rate to 4.50%. In taking action, the central bankers, who had long deemed themselves inflation fighters, were seeking to stem the fallout from the credit crunch and forestall a wider economic unraveling. By period-end, the Fed had cited the risks between slower economic growth and faster inflation as equally balanced.

Amid the volatility throughout the past year, equity markets have displayed surprising resilience. Most recently, the credit turmoil dampened corporate merger-and-acquisition (M&A) activity, a key source of strength for equity markets. Still, market fundamentals have held firm, dividend payouts and share buybacks have continued to grow, and valuations remain attractive. These tailwinds generally have prevailed over the headwinds created by the slowing U.S. economy, troubled housing market and, recently, a more difficult corporate earnings backdrop. International markets fared even better than U.S. equities, benefiting from robust M&A activity and generally stronger economies.

In fixed income markets, mixed economic signals and the credit woes resulted in a flight to quality. At the height of the uncertainty, investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 4.48% by period-end, while prices correspondingly rose. The tax-exempt bond market has been challenged by a combination of record-setting supply year-to-date, economic uncertainty and concerns around the credit worthiness of bond insurers. This has brought municipal bond prices to relatively attractive levels and, as such, demand generally has remained firm.

As you navigate market volatility, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more market insight and commentary from BlackRock investment professionals, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,


/s/ Robert C. Doll, Jr.

Robert C. Doll, Jr.
Vice Chairman, BlackRock, Inc.

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary                             BlackRock Core Principal Protected Fund

Portfolio Management Commentary

      How did the Fund perform?

o The Fund generated strong absolute returns for the fiscal year, but slightly underperformed its all-equity benchmark, the Russell 1000 Index. Throughout the 12-month period, the Fund's equity allocation remained at 100% of net assets and the fixed income allocation at 0% through its investment in Master Large Cap Core Portfolio.

      What factors influenced performance?

o At a very high level, strong performance generated by asset allocation decisions was offset by disappointing stock selection results.

o Favorable asset allocation decisions included overweight positions in energy and information technology, and an underweight in financials. The Fund's weighting in financials is significantly below that of the benchmark, particularly in commercial banks and mortgage companies.

o Stock selection within the health care sector enhanced performance, particularly in biotechnology companies and service providers. Stock selection within industrials and materials also contributed positively to returns. The largest individual contributors to performance were Southern Copper Corp., Tesoro Corp., EMC Corp., The Goodyear Tire & Rubber Co. and Frontier Oil Corp.

o Stock selection in energy and information technology (IT) offset the aforementioned gains stemming from allocation decisions in these sectors. Within energy, recent underperformance is attributed largely to the refiners, which came under pressure in the third quarter of 2007 as margins were expected to compress. However, we believed that refiners were oversold and added to some of our positions on price weakness. Within technology, our lack of ownership of a few outperforming companies and stock-specific disappointments in the semiconductor, software and IT services areas hurt performance. The largest individual detractors were Apple Inc., Lexmark International, Inc., BEA Systems Ltd., RadioShack Corp. and Electronic Data Systems Corp.

o The Fund's overweight position and stock selection in consumer discretionary proved negative for the period. Given ongoing concerns about consumer spending, we shifted the cyclical bias of the Fund away from the domestic consumer and toward more global, industrial-based companies.

      Describe recent portfolio activity.

o During the period, we increased the Fund's exposure to information technology and telecommunication services. Among our largest purchases were American International Group, Inc., ConocoPhillips Co., UnitedHealth Group, Inc., Valero Energy Corp. and Applied Materials, Inc.

o We reduced exposure to the consumer discretionary, energy, financials, industrials, consumer staples and materials sectors. Our largest sales included JPMorgan Chase & Co., Biogen Idec, Inc., Morgan Stanley, CSX Corp. and The Goldman Sachs Group, Inc.

      Describe the Fund's positioning at period-end.

o Relative to the Russell 1000 Index, the Fund ended its fiscal year overweight in information technology, health care, consumer discretionary and energy, and underweight in financials, consumer staples, utilities and telecommunication services.

o In our view, stocks are now more susceptible to economic and earnings disappointments than they were during the initial stages of the Federal Reserve Board's easing cycle. However, we believe more monetary relief should be in the pipeline, as economic conditions warrant further stimulus. Importantly, we do not believe inflation stands in the way of more rate cuts. As the economic data worsens, reflation should strengthen as the dominant market force, setting the stage for higher valuations.

Expense Example

                                               Actual                                              Hypothetical**
                        ----------------------------------------------------    ----------------------------------------------------
                          Beginning         Ending                                Beginning         Ending
                        Account Value    Account Value      Expenses Paid       Account Value    Account Value      Expenses Paid
                         May 1, 2007     Oct. 31, 2007    During the Period*     May 1, 2007     Oct. 31, 2007    During the Period*
------------------------------------------------------------------------------------------------------------------------------------
Institutional ........   $    1,000       $  1,034.20        $     8.41          $    1,000       $  1,016.93        $     8.34
Investor A ...........   $    1,000       $  1,032.70        $     9.38          $    1,000       $  1,015.97        $     9.30
Investor B ...........   $    1,000       $  1,028.30        $    13.34          $    1,000       $  1,012.04        $    13.24
Investor C .. ........   $    1,000       $  1,029.10        $    13.30          $    1,000       $  1,012.09        $    13.19
------------------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.64% for Institutional, 1.83% for Investor A, 2.61% for Investor B and 2.60% for Investor C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Because the Fund invests significantly in a master portfolio, the expense table example reflects the expenses of both the fund and the master portfolio in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

      See "Disclosure of Expenses" on page 6 for further information on how expenses were calculated.


4        BLACKROCK CORE PRINCIPAL PROTECTED FUND       OCTOBER 31, 2007

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional and Investor A Shares compared to growth of an investment in the Merrill Lynch U.S. Corporate Master Index, Lehman Brothers Aggregate Bond Index and the Russell 1000 Index. Values are from February 28, 2003 to October 2007:

                                                                  Merrill Lynch          Lehman Brothers
                  Institutional            Investor A            U.S. Corporate           Aggregate Bond                Russell 1000
                       Shares*+              Shares*+            Master Index++                 Index+++                   Index++++
2/28/03**               $10,000                $9,475                   $10,000                  $10,000                     $10,000
10/03                   $11,340               $10,726                   $10,387                  $10,132                     $12,750
10/04                   $11,843               $11,170                   $11,105                  $10,692                     $13,940
10/05                   $13,251               $12,468                   $11,194                  $10,814                     $15,399
10/06                   $15,404               $14,465                   $11,803                  $11,375                     $17,867
10/07                   $17,366               $16,260                   $12,312                  $11,987                     $20,553

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees.
**    Commencement of operations.
+ The Fund invests all of its equity component assets in Master Large Cap Core Portfolio of Master Large Cap Series LLC. The Portfolio invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States that the Manager believes blends growth and value.
++ This unmanaged Index is comprised of all investment grade corporate bonds, rated BBB or higher, of all maturities.
+++ This unmanaged market-weighted Index is comprised of U.S. government and agency securities, mortgage-backed securities issued by the Government National Mortgage Association, Freddie Mac or Fannie Mae and investment grade (rated BBB or better) corporate bonds with at least one year to maturity.
++++ This unmanaged broad-based Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Russell 1000 and Russell 3000 are registered trademarks of the Frank Russell Company.

      Past performance is not indicative of future results.

Performance Summary for the Period Ended October 31, 2007

                                                                                          Average Annual Total Returns*
                                                                            -------------------------------------------------------
                                                                                    1 Year                     Since Inception**
                                                                            -----------------------         -----------------------
                                                             6-Month        w/o sales       w/sales         w/o sales       w/sales
                                                          Total Returns      charge          charge          charge          charge
-----------------------------------------------------------------------------------------------------------------------------------
Institutional .......................................         +3.42%         +12.73%             --          +12.54%             --
Investor A ..........................................         +3.27          +12.41          + 6.51%         +12.26          +10.97%
Investor B ..........................................         +2.83          +11.61          + 7.11          +11.42          +11.13
Investor C ..........................................         +2.91          +11.67          +10.67          +11.42          +11.42
Merrill Lynch U.S. Corporate Master Index ...........         +1.44          + 4.31              --          + 4.55              --
Lehman Brothers U.S. Aggregate Bond Index ...........         +2.68          + 5.38              --          + 3.96              --
Russell 1000 Index ..................................         +5.44          +15.03              --          +16.68              --
-----------------------------------------------------------------------------------------------------------------------------------

* Assuming maximum sales charges. See "About Fund Performance" on page 6 for a detailed description of share classes, including any related sales charges and fees.
**    The Fund commenced operations on 2/28/03.

      Past performance is not indicative of future results.


        BLACKROCK CORE PRINCIPAL PROTECTED FUND       OCTOBER 31, 2007        5

About Fund Performance

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance data does not reflect this potential fee. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on May 1, 2007 and held through October 31, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


6        BLACKROCK CORE PRINCIPAL PROTECTED FUND       OCTOBER 31, 2007

Statement of Assets and Liabilities      BlackRock Core Principal Protected Fund

As of October 31, 2007
====================================================================================================================================
Assets
------------------------------------------------------------------------------------------------------------------------------------
Investment in Master Large Cap Core Portfolio (the "Portfolio"), at value
  (identified cost -- $127,654,898*) ...........................................................                      $  162,342,746
Prepaid expenses ...............................................................................                                 918
                                                                                                                      --------------
Total assets ...................................................................................                         162,343,664
                                                                                                                      --------------
====================================================================================================================================
Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Payables:
    Distributor ................................................................................    $      126,426
    Financial warranty fee .....................................................................            85,943
    Advisory fee ...............................................................................            40,686
    Other affiliates ...........................................................................            18,451           271,506
                                                                                                    --------------
Accrued expenses ...............................................................................                              32,690
                                                                                                                      --------------
Total liabilities ..............................................................................                             304,196
                                                                                                                      --------------
====================================================================================================================================
Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Net Assets .....................................................................................                      $  162,039,468
                                                                                                                      ==============
====================================================================================================================================
Net Assets Consist of
------------------------------------------------------------------------------------------------------------------------------------
Paid-in capital, unlimited shares of no par value authorized ...................................                      $  100,882,687
Undistributed realized capital gains -- net ....................................................    $   26,468,933
Unrealized appreciation -- net .................................................................        34,687,848
                                                                                                    --------------
Total accumulated earnings -- net ..............................................................                          61,156,781
                                                                                                                      --------------
Net assets .....................................................................................                      $  162,039,468
                                                                                                                      ==============
====================================================================================================================================
Net Asset Value
------------------------------------------------------------------------------------------------------------------------------------
Institutional -- Based on net assets of $4,354,390 and 334,489 shares outstanding ..............                      $        13.02
                                                                                                                      ==============
Investor A -- Based on net assets of $11,435,866 and 882,156 shares outstanding ................                      $        12.96
                                                                                                                      ==============
Investor B -- Based on net assets of $88,103,549 and 6,932,169 shares outstanding ..............                      $        12.71
                                                                                                                      ==============
Investor C -- Based on net assets of $58,145,663 and 4,564,795 shares outstanding ..............                      $        12.74
                                                                                                                      ==============

    * The cost and unrealized appreciation of investments as of October 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost ...........................................................................                      $  127,654,898
                                                                                                                      ==============
      Gross unrealized appreciation ............................................................                      $   34,687,848
      Gross unrealized depreciation ............................................................                                  --
                                                                                                                      --------------
      Net unrealized appreciation ..............................................................                      $   34,687,848
                                                                                                                      ==============

      See Notes to Financial Statements.


        BLACKROCK CORE PRINCIPAL PROTECTED FUND       OCTOBER 31, 2007        7

Statement of Operations                  BlackRock Core Principal Protected Fund

For the Year Ended October 31, 2007
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income allocated from the Portfolio:
    Dividends .........................................................................                          $        1,963,655
    Securities lending -- net .........................................................                                      52,738
    Interest from affiliates ..........................................................                                       2,317
    Expenses ..........................................................................                                    (855,273)
                                                                                                                 ------------------
Total income ..........................................................................                                   1,163,437
                                                                                                                 ------------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Investment advisory fees ..............................................................   $        1,303,316
Financial warranty fee ................................................................            1,086,097
Service and distribution fees -- Investor B ...........................................              946,034
Service and distribution fees -- Investor C ...........................................              614,479
Transfer agent fees -- Investor B .....................................................               64,094
Printing and shareholder reports ......................................................               59,594
Accounting services ...................................................................               52,390
Professional fees .....................................................................               46,722
Transfer agent fees -- Investor C .....................................................               40,266
Service fees -- Investor A ............................................................               32,784
Trustees' fees and expenses ...........................................................               19,374
Custodian fees ........................................................................               16,705
Transfer agent fees -- Investor A .....................................................                6,922
Transfer agent fees -- Institutional ..................................................                4,327
Pricing fees ..........................................................................                  568
Other .................................................................................               16,501
                                                                                          ------------------
Total expenses before waiver ..........................................................            4,310,173
Waiver of expenses ....................................................................             (802,151)
                                                                                          ------------------
Total expenses after waiver ...........................................................                                   3,508,022
                                                                                                                 ------------------
Investment loss -- net ................................................................                                  (2,344,585)
                                                                                                                 ------------------
===================================================================================================================================
Realized & Unrealized Gain (Loss) Allocated from the Portfolio -- Net
-----------------------------------------------------------------------------------------------------------------------------------
Realized gain on investments -- net ...................................................                                  28,813,525
Change in unrealized appreciation on investments -- net ...............................                                  (7,026,733)
                                                                                                                 ------------------
Total realized and unrealized gain -- net .............................................                                  21,786,792
                                                                                                                 ------------------
Net Increase in Net Assets Resulting from Operations ..................................                          $       19,442,207
                                                                                                                 ==================

See Notes to Financial Statements.


8        BLACKROCK CORE PRINCIPAL PROTECTED FUND       OCTOBER 31, 2007

Statements of Changes in Net Assets     BlackRock Core Principal Protected Fund

                                                                                                           For the Year Ended
                                                                                                              October 31,
                                                                                                    -------------------------------
Increase (Decrease) in Net Assets:                                                                       2007              2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Investment loss -- net .........................................................................    $  (2,344,585)    $  (2,796,671)
Realized gain -- net ...........................................................................       28,813,525        16,640,357
Change in unrealized appreciation -- net .......................................................       (7,026,733)       14,361,843
                                                                                                    -------------------------------
Net increase in net assets resulting from operations ...........................................       19,442,207        28,205,529
                                                                                                    -------------------------------
===================================================================================================================================
Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
Realized gain:
    Institutional ..............................................................................         (517,532)         (477,242)
    Investor A .................................................................................       (1,289,442)         (501,048)
    Investor B .................................................................................       (9,019,454)       (7,011,819)
    Investor C .................................................................................       (5,717,830)       (3,979,145)
                                                                                                    -------------------------------
Net decrease in net assets resulting from distributions to shareholders ........................      (16,544,258)      (11,969,254)
                                                                                                    -------------------------------
===================================================================================================================================
Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets derived from beneficial interest transactions .......................      (26,933,904)      (33,246,056)
                                                                                                    -------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total decrease in net assets ...................................................................      (24,035,955)      (17,009,781)
Beginning of year ..............................................................................      186,075,423       203,085,204
                                                                                                    -------------------------------
End of year ....................................................................................    $ 162,039,468     $ 186,075,423
                                                                                                    ===============================

See Notes to Financial Statements.


        BLACKROCK CORE PRINCIPAL PROTECTED FUND       OCTOBER 31, 2007        9

Financial Highlights                     BlackRock Core Principal Protected Fund

                                                                   Institutional
                                        ------------------------------------------------------------------
                                                                                                For the
                                                                                                Period
The following per share data and                        For the Year Ended                    February 28,
ratios have been derived from                               October 31,                         2003+ to
information provided in the             --------------------------------------------------     October 31,
financial statements.                     2007          2006          2005          2004          2003
==========================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $  12.66      $  11.66      $  11.48      $  11.34      $  10.00
                                        ------------------------------------------------------------------
Investment income (loss) -- net ....        (.06)@@       (.06)@@         --+++@@      .04           .03
Realized and unrealized gain -- net         1.56          1.88          1.31           .45          1.31
                                        ------------------------------------------------------------------
Total from investment operations ...        1.50          1.82          1.31           .49          1.34
                                        ------------------------------------------------------------------
Less distributions from realized
  gain -- net ......................       (1.14)         (.82)        (1.13)         (.35)           --
                                        ------------------------------------------------------------------
Net asset value, end of period .....    $  13.02      $  12.66      $  11.66      $  11.48      $  11.34
                                        ==================================================================
==========================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------
Based on net asset value per share .       12.73%        16.25%        11.88%         4.44%        13.40%@
                                        ==================================================================
==========================================================================================================
Ratios to Average Net Assets++
----------------------------------------------------------------------------------------------------------
Expenses, net of waiver ............        1.61%         1.55%         1.58%         1.58%         1.75%*
                                        ==================================================================
Expenses ...........................        2.07%         2.02%         2.00%         1.91%         2.01%*
                                        ==================================================================
Investment income (loss) -- net ....        (.44%)        (.47%)        (.01%)         .39%          .35%*
                                        ==================================================================
==========================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------
Net assets, end of period
  (in thousands) ...................    $  4,354      $  5,824      $  7,034      $  9,893      $ 14,290
                                        ==================================================================
Portfolio turnover of the Fund .....           0%            0%          186%          167%          175%
                                        ==================================================================
Portfolio turnover of the Portfolio           96%           88%           94%          135%          139%
                                        ==================================================================

                                                                     Investor A
                                        ------------------------------------------------------------------
                                                                                                For the
                                                                                                Period
The following per share data and                        For the Year Ended                    February 28,
ratios have been derived from                               October 31,                         2003+ to
information provided in the             --------------------------------------------------     October 31,
financial statements.                     2007          2006          2005          2004          2003
==========================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $  12.64      $  11.63      $  11.44      $  11.32      $  10.00
                                        ------------------------------------------------------------------
Investment income (loss) -- net ....        (.08)@@       (.11)@@       (.03)@@        .01           .01
Realized and unrealized gain -- net         1.54          1.90          1.31           .44          1.31
                                        ------------------------------------------------------------------
Total from investment operations ...        1.46          1.79          1.28           .45          1.32
                                        ------------------------------------------------------------------
Less distributions from realized
  gain -- net ......................       (1.14)         (.78)        (1.09)         (.33)           --
                                        ------------------------------------------------------------------
Net asset value, end of period .....    $  12.96      $  12.64      $  11.63      $  11.44      $  11.32
                                        ==================================================================
==========================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------
Based on net asset value per share .       12.41%        16.02%        11.62%         4.14%        13.20%@
                                        ==================================================================
==========================================================================================================
Ratios to Average Net Assets++
----------------------------------------------------------------------------------------------------------
Expenses, net of waiver ............        1.83%         1.80%         1.83%         1.83%         2.00%*
                                        ==================================================================
Expenses ...........................        2.29%         2.27%         2.25%         2.16%         2.26%*
                                        ==================================================================
Investment income (loss) -- net ....        (.66%)        (.74%)        (.26%)         .13%          .10%*
                                        ==================================================================
==========================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------
Net assets, end of period
  (in thousands) ...................    $ 11,436      $ 15,414      $  7,932      $ 11,534      $ 18,674
                                        ==================================================================
Portfolio turnover of the Fund .....           0%            0%          186%          167%          175%
                                        ==================================================================
Portfolio turnover of the Portfolio           96%           88%           94%          135%          139%
                                        ==================================================================

*     Annualized.
**    Total investment returns exclude the effects of any sales charges.
+     Commencement of operations.
++ Includes the Fund's share of the Portfolio's allocated expenses and/or investment income -- net.
+++   Amount is less than $(.01) per share.
@     Aggregate total investment return.
@@    Based on average shares outstanding.

      See Notes to Financial Statements.


10        BLACKROCK CORE PRINCIPAL PROTECTED FUND       OCTOBER 31, 2007

Financial Highlights (concluded)         BlackRock Core Principal Protected Fund

                                                                     Investor B
                                        ------------------------------------------------------------------
                                                                                                For the
                                                                                                Period
The following per share data and                        For the Year Ended                    February 28,
ratios have been derived from                               October 31,                         2003+ to
information provided in the             --------------------------------------------------     October 31,
financial statements.                     2007          2006          2005          2004          2003
==========================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $  12.50      $  11.51      $  11.33      $  11.26      $  10.00
                                        ------------------------------------------------------------------
Investment loss -- net .............        (.18)@@       (.19)@@       (.12)@@       (.07)         (.05)
Realized and unrealized gain -- net         1.53          1.87          1.30           .44          1.31
                                        ------------------------------------------------------------------
Total from investment operations ...        1.35          1.68          1.18           .37          1.26
                                        ------------------------------------------------------------------
Less distributions from realized
  gain -- net ......................       (1.14)         (.69)        (1.00)         (.30)           --
                                        ------------------------------------------------------------------
Net asset value, end of period .....    $  12.71      $  12.50      $  11.51      $  11.33      $  11.26
                                        ==================================================================
==========================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------
Based on net asset value per share .       11.61%        15.11%        10.81%         3.36%        12.60%@
                                        ==================================================================
==========================================================================================================
Ratios to Average Net Assets++
----------------------------------------------------------------------------------------------------------
Expenses, net of waiver ............        2.60%         2.56%         2.59%         2.58%         2.76%*
                                        ==================================================================
Expenses ...........................        3.06%         3.03%         3.01%         2.91%         3.03%*
                                        ==================================================================
Investment loss -- net .............       (1.44%)       (1.48%)       (1.07%)        (.59%)        (.68%)*
                                        ==================================================================
==========================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------
Net assets, end of period
  (in thousands) ...................    $ 88,104      $100,974      $118,858      $130,014      $145,568
                                        ==================================================================
Portfolio turnover of the Fund .....           0%            0%          186%          167%          175%
                                        ==================================================================
Portfolio turnover of the Portfolio           96%           88%           94%          135%          139%
                                        ==================================================================

                                                                     Investor C
                                        ------------------------------------------------------------------
                                                                                                For the
                                                                                                Period
The following per share data and                        For the Year Ended                    February 28,
ratios have been derived from                               October 31,                         2003+ to
information provided in the             --------------------------------------------------     October 31,
financial statements.                     2007          2006          2005          2004          2003
==========================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $  12.52      $  11.53      $  11.33      $  11.26      $  10.00
                                        ------------------------------------------------------------------
Investment loss -- net .............        (.18)@@       (.18)@@       (.12)@@       (.07)         (.05)
Realized and unrealized gain -- net         1.54          1.86          1.30           .44          1.31
                                        ------------------------------------------------------------------
Total from investment operations ...        1.36          1.68          1.18           .37          1.26
                                        ------------------------------------------------------------------
Less distributions from realized
  gain -- net ......................       (1.14)         (.69)         (.98)         (.30)           --
                                        ------------------------------------------------------------------
Net asset value, end of period .....    $  12.74      $  12.52      $  11.53      $  11.33      $  11.26
                                        ==================================================================
==========================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------
Based on net asset value per share .       11.67%        15.03%        10.83%         3.37%        12.60%@
                                        ==================================================================
==========================================================================================================
Ratios to Average Net Assets++
----------------------------------------------------------------------------------------------------------
Expenses, net of waiver ............        2.60%         2.56%         2.59%         2.59%         2.76%*
                                        ==================================================================
Expenses ...........................        3.06%         3.03%         3.01%         2.91%         3.03%*
                                        ==================================================================
Investment loss -- net .............       (1.44%)       (1.48%)       (1.05%)        (.61%)        (.68%)*
                                        ==================================================================
==========================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------
Net assets, end of period
  (in thousands) ...................    $ 58,146      $ 63,864      $ 69,261      $ 82,398      $108,700
                                        ==================================================================
Portfolio turnover of the Fund .....           0%            0%          186%          167%          175%
                                        ==================================================================
Portfolio turnover of the Portfolio           96%           88%           94%          135%          139%
                                        ==================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++ Includes the Fund's share of the Portfolio's allocated expenses and/or investment income -- net.
@     Aggregate total investment return.
@@    Based on average shares outstanding.

      See Notes to Financial Statements.


        BLACKROCK CORE PRINCIPAL PROTECTED FUND       OCTOBER 31, 2007        11

Notes to Financial Statements            BlackRock Core Principal Protected Fund

1. Significant Accounting Policies:

BlackRock Core Principal Protected Fund (the "Fund") is a series of BlackRock Principal Protected Trust ("the Trust"). Under the Investment Company Act of 1940, as amended, the Fund is diversified and the Trust is registered as an open-end management investment company. The Fund invests all or a portion of its assets in Master Large Cap Core Portfolio (the "Portfolio"), which is a series of Master Large Cap Series LLC (the "Master LLC"). Effective June 15, 2007, the Master LLC was converted from a Delaware statutory trust to a Delaware limited liability company. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Portfolio owned by the Fund at October 31, 2007 was 2.9%. The Fund offers multiple classes of shares. Shares of the Fund were offered during the initial offering period but will not be offered during the Guarantee Period from February 28, 2003 through February 28, 2010 (the "Guarantee Maturity Date"), except in connection with reinvestment of dividends and distributions. The Fund will be offered on a continuous basis after the Guarantee Maturity Date. Institutional Shares are sold only to certain eligible investors. Investor A Shares are sold with a front-end sales charge. Shares of Investor B and Investor C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B and Investor C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investments in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note 1(a) of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract. The counterparty for certain instruments may pledge cash or securities as collateral.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Fund may write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Security transactions, investment income and expenses -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Investment transactions in the Portfolio are accounted for on a trade date basis. Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities. The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(d) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(e) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.


12        BLACKROCK CORE PRINCIPAL PROTECTED FUND       OCTOBER 31, 2007

                                         BlackRock Core Principal Protected Fund

(f) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(g) Recent accounting pronouncements -- In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Fund's financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.

(h) Reclassification -- U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $2,344,585 has been reclassified between undistributed net realized capital gains and accumulated net investment loss as a result of permanent differences attributable to net operating losses. This reclassification has no effect on net assets or net asset values per share.

2. Investment Advisory Agreements and Transactions with Affiliates:

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Manager"). The Trust has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. ("BDI") (collectively, "the Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. and BDI is an affiliate of BlackRock, Inc. Merrill Lynch and Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at the annual rate of .75% of the Fund's average daily net assets. The Manager has contractually agreed to waive its management fee by the amount of management fees the Fund pays the Manager indirectly through its investment in the Portfolio. For the year ended October 31, 2007, the Manager earned fees of $1,303,316, of which $802,151 was waived. In addition, the Manager has entered into a contractual arrangement with the Fund under which the expenses incurred by each class of shares of the Fund (excluding distribution and/or service fees) will not exceed 1.99%. This arrangement has a one-year term and is renewable.

In addition, the Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays the sub-adviser for services it provides a monthly fee at an annual rate that is a percentage of the management fee paid by the Fund to the Manager.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                    Service         Distribution
                                                      Fee               Fee
--------------------------------------------------------------------------------
Investor A ...................................        .25%               --
Investor B ...................................        .25%              .75%
Investor C ...................................        .25%              .75%
--------------------------------------------------------------------------------

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and each Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee compensates the Distributor and each broker-dealer (including MLPF&S) for providing shareholder servicing to Investor A, Investor B and Investor C shareholders. The ongoing distribution fee compensates the Distributor and the broker-dealers for providing shareholder and distribution-related services to Investor B and Investor C shareholders.

For the year ended October 31, 2007, affiliates received contingent deferred sales charges of $246,219 and $115 relating to transactions in Investor B and Investor C Shares, respectively.


        BLACKROCK CORE PRINCIPAL PROTECTED FUND       OCTOBER 31, 2007        13

                                         BlackRock Core Principal Protected Fund

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. During the year ended October 31, 2007, the following amounts have been accrued by the Fund to reimburse the Manager for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

--------------------------------------------------------------------------------
                                                                Call Center Fees
--------------------------------------------------------------------------------
Institutional ..................................................    $   55
Investor A .....................................................    $  135
Investor B .....................................................    $1,173
Investor C .....................................................    $  748
--------------------------------------------------------------------------------

The Trust, on behalf of the Fund, and the Manager have entered into a Financial Guarantee Agreement with Ambac Assurance Corporation ("Ambac"). The Financial Guarantee Agreement is intended to make sure that on the Guaranteed Maturity Date, each shareholder of the Fund will be entitled to redeem his or her shares for an amount no less than the initial value of that shareholder's account (less expenses and sales charges not covered by the Financial Guarantee Agreement), provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed (the "Guaranteed Amount"). The Fund will pay to Ambac, under the Financial Guarantee Agreement, an annual fee equal to .625% of the Fund's average daily net assets during the Guarantee Period. If the value of the Fund's assets on the Guaranteed Maturity Date is insufficient to result in the value of each shareholder's account being at least equal to the shareholder's Guaranteed Amount, Ambac will pay the Fund an amount sufficient to make sure that each shareholder's account can be redeemed for an amount equal to his or her Guaranteed Amount.

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, is the Fund's transfer agent.

For the year ended October 31, 2007, the Fund reimbursed the Manager $3,168 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Beneficial Interest Transactions:

Net decrease in net assets derived from beneficial interest transactions was $26,933,904 and $33,246,056 for the years ended October 31, 2007 and October 31, 2006, respectively.

Transactions in beneficial interest for each class were as follows:

-------------------------------------------------------------------------------
Institutional Shares for the Year                                     Dollar
Ended October 31, 2007                               Shares           Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment
  of distributions. ..........................          13,375     $    158,359
Shares redeemed ..............................        (138,956)      (1,716,843)
                                                  -----------------------------
Net decrease .................................        (125,581)    $ (1,558,484)
                                                  =============================

-------------------------------------------------------------------------------
Institutional Shares for the Year                                     Dollar
Ended October 31, 2006                               Shares           Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment
  of distributions ...........................          10,970     $    127,250
Shares redeemed ..............................        (154,237)      (1,859,945)
                                                  -----------------------------
Net decrease .................................        (143,267)    $ (1,732,695)
                                                  =============================

-------------------------------------------------------------------------------
Investor A Shares for the Year                                        Dollar
Ended October 31, 2007                               Shares           Amount
-------------------------------------------------------------------------------
Shares issued ................................             306     $      9,670
Shares issued to shareholders in reinvestment
  of distributions ...........................         102,594        1,212,660
                                                  -----------------------------
Total issued. ................................         102,900        1,222,330
Shares redeemed ..............................        (440,665)      (5,456,895)
                                                  -----------------------------
Net decrease .................................        (337,765)    $ (4,234,565)
                                                  =============================

-------------------------------------------------------------------------------
Investor A Shares for the Year                                        Dollar
Ended October 31, 2006                               Shares           Amount
-------------------------------------------------------------------------------
Shares converted* ............................         810,674     $  9,768,858
Shares issued to shareholders in reinvestment
  of distributions ...........................          37,792          438,385
                                                  -----------------------------
Total issued .................................         848,466       10,207,243
Shares redeemed ..............................        (310,493)      (3,745,822)
                                                  -----------------------------
Net increase .................................         537,973     $  6,461,421
                                                  =============================

-------------------------------------------------------------------------------
Investor B Shares for the Year                                        Dollar
Ended October 31, 2007                               Shares           Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment
  of distributions ...........................         705,931     $  8,231,154
Shares redeemed ..............................      (1,853,518)     (22,564,691)
                                                  -----------------------------
Net decrease .................................      (1,147,587)    $(14,333,537)
                                                  =============================

-------------------------------------------------------------------------------
Investor B Shares for the Year                                        Dollar
Ended October 31, 2006                               Shares           Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions ..............         561,268     $  6,482,761
Shares redeemed or converted* ................      (2,808,283)     (33,508,192)
                                                  -----------------------------
Net decrease .................................      (2,247,015)    $(27,025,431)
                                                  =============================


14        BLACKROCK CORE PRINCIPAL PROTECTED FUND       OCTOBER 31, 2007

                                         BlackRock Core Principal Protected Fund

-------------------------------------------------------------------------------
Investor C Shares for the Year                                        Dollar
Ended October 31, 2007                               Shares           Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment
  of distributions ...........................         458,599     $  5,361,026
Shares redeemed ..............................        (993,765)     (12,168,344)
                                                  -----------------------------
Net decrease .................................        (535,166)    $ (6,807,318)
                                                  =============================

-------------------------------------------------------------------------------
Investor C Shares for the Year                                        Dollar
Ended October 31, 2006                               Shares           Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment
  of distributions ...........................         320,589     $  3,712,581
Shares redeemed ..............................      (1,229,286)     (14,661,932)
                                                  -----------------------------
Net decrease .................................        (908,697)    $(10,949,351)
                                                  =============================

* In September 2006, certain brokerages, including a wholly owned subsidiary of Merrill Lynch, entered into a remediation agreement with a regulatory organization, which among other things, permitted certain shareholders of Investor B Shares to convert their shares into the Fund's Investor A Shares.

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended October 31, 2007 and October 31, 2006 was as follows:

-------------------------------------------------------------------------------
                                                   10/31/2007       10/31/2006
-------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ............................              --     $  3,285,416
  Net long-term capital gains ................    $ 16,544,258        8,683,838
                                                  -----------------------------
Total taxable distributions ..................    $ 16,544,258     $ 11,969,254
                                                  =============================

As of October 31, 2007, the components of accumulated earnings on a tax basis were as follows:

-------------------------------------------------------------------------------
Undistributed ordinary income -- net ...........................    $ 3,342,837
Undistributed long-term capital gains -- net ...................     23,187,165
                                                                    -----------
Total undistributed earnings -- net ............................     26,530,002
Capital loss carryforward ......................................             --
Unrealized gains -- net ........................................     34,626,779*
                                                                    -----------
Total accumulated earnings -- net ..............................    $61,156,781
                                                                    ===========
   * The difference between book-basis and tax-basis net unrealized gain is attributable to the tax deferral of losses on wash sales.

5. Subsequent Event:

The Fund paid an ordinary income dividend in the amount of $.392787 per Institutional Share, $.360154 per Investor A Share, $.256877 per Investor B Share and $.259256 per Investor C Share on December 13, 2007 to shareholders of record on December 11, 2007. In addition, the Fund paid a long-term capital gain distribution in the amount of $1.861694 per Institutional Share, $1.861694 per Investor A Share, $1.861694 per Investor B Share and $1.861694 per Investor C Share on December 13, 2007 to shareholders of record on December 11, 2007.


Report of Independent Registered Public Accounting Firm
                                         BlackRock Core Principal Protected Fund

To the Shareholders and Board of Trustees of BlackRock Principal Protected Trust:

We have audited the accompanying statement of assets and liabilities of BlackRock Core Principal Protected Fund, one of the series constituting BlackRock Principal Protected Trust (the "Trust"), as of October 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust as of October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the respective periods then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
December 26, 2007


        BLACKROCK CORE PRINCIPAL PROTECTED FUND       OCTOBER 31, 2007        15

Officers and Trustees of the Trust as of October 31, 2007

                                                                                                Number of
                                                                                                Funds and
                                                                                                Portfolios in
                          Position(s)  Length of                                                Fund Complex    Other Public
Name, Address             Held with    Time                                                     Overseen by     Directorships
and Year of Birth         Fund         Served     Principal Occupation(s) During Past 5 Years   Trustee         Held by Trustee
====================================================================================================================================
Interested Trustee
------------------------------------------------------------------------------------------------------------------------------------
Robert C. Doll, Jr.*      Fund         2005 to    Vice Chairman and Director of BlackRock,      120 Funds       None
P.O. Box 9011             President    2007       Inc., Global Chief Investment Officer for     161 Portfolios
Princeton, NJ 08543-9011  and                     Equities, Chairman of the BlackRock Retail
1954                      Trustee                 Operating Committee, and member of the
                                                  BlackRock Executive Committee since 2006;
                                                  President of the funds advised by Merrill
                                                  Lynch Investment Managers, L.P. ("MLIM") and
                                                  its affiliates ("MLIM/FAM-advised funds")
                                                  from 2005 to 2006 and Chief Investment
                                                  Officer thereof from 2001 to 2006; President
                                                  of MLIM and Fund Asset Management, L.P.
                                                  ("FAM") from 2001 to 2006; Co-Head (Americas
                                                  Region) thereof from 2000 to 2001 and Senior
                                                  Vice President from 1999 to 2001; President
                                                  and Director of Princeton Services, Inc.
                                                  ("Princeton Services") and President of
                                                  Princeton Administrators, L.P. ("Princeton
                                                  Administrators") from 2001 to 2006; Chief
                                                  Investment Officer of OppenheimerFunds, Inc.
                                                  in 1999 and Executive Vice President thereof
                                                  from 1991 to 1999.
                          ----------------------------------------------------------------------------------------------------------
                          *     Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which BlackRock Advisors, LLC and its affiliates act as investment adviser. Mr. Doll is an
                                "interested person," as defined in the Investment Company Act, of the Fund based on his positions with BlackRock, Inc. and its affiliates. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Doll serves at the pleasure of the Board of Trustees.

====================================================================================================================================
Independent Trustees*
------------------------------------------------------------------------------------------------------------------------------------
David O. Beim**           Trustee      2002 to    Professor of Finance and Economics at the     17 Funds        None
P.O. Box 9095                          2007       Columbia University Graduate School of        24 Portfolios
Princeton, NJ 08543-9095                          Business since 1991; Chairman of Outward
1940                                              Bound U.S.A. from 1997 to 2001; Chairman of
                                                  Wave Hill, Inc. from 1990 to 2006; Trustee
                                                  of Phillips Exeter Academy from 2002 to
                                                  present.
------------------------------------------------------------------------------------------------------------------------------------
James T. Flynn            Trustee      2002 to    Chief Financial Officer of JPMorgan & Co.,    17 Funds        None
P.O. Box 9095                          2007       Inc. from 1990 to 1995 and an employee of     24 Portfolios
Princeton, NJ 08543-9095                          JPMorgan in various capacities from 1967 to
1939                                              1995.
------------------------------------------------------------------------------------------------------------------------------------
W. Carl Kester            Trustee      2002 to    Deputy Dean for Academic Affairs, Harvard     17 Funds        None
P.O. Box 9095                          2007       Business School since 2006; The Mizuho        24 Portfolios
Princeton, NJ 08543-9095                          Financial Group, Professor of Finance,
1951                                              Harvard Business School since 2006; Unit
                                                  Head, Finance, Harvard Business School, from
                                                  2005 to 2006; Senior Associate Dean and
                                                  Chairman of the MBA Program of Harvard
                                                  Business School, from1999 to 2005, Member of
                                                  the faculty of Harvard Business School since
                                                  1981; Independent Consultant since 1978.
------------------------------------------------------------------------------------------------------------------------------------
Karen P. Robards***       Trustee      2002 to    Partner of Robards & Company, LLC., a         17 Funds        AtriCure, Inc.
P.O. Box 9095                          2007       financial advisory firm since 1987; formerly  24 Portfolios   (medical devices);
Princeton, NJ 08543-9095                          an investment banker with Morgan Stanley for                  Care Investment
1950                                              more than ten years; Director of Enable                       Trust, Inc.
                                                  Medical Corp. from 1996 to 2005; Director of
                                                  AtriCure, Inc., since 2000; Director of Care
                                                  Investment Trust, Inc. (a health care REIT),
                                                  since 2007; Co-founder and Director of the
                                                  Cooke Center for Learning and Development, a
                                                  not-for-profit organization, since 1987.
                          ----------------------------------------------------------------------------------------------------------
                          *     Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
                          **    Chairman of the Audit Committee.
                          ***   Chair of the Board of Trustees.


16        BLACKROCK CORE PRINCIPAL PROTECTED FUND       OCTOBER 31, 2007

Officers and Trustees of the Trust (concluded)

                          Position(s)  Length of
Name, Address             Held with    Time
and Year of Birth         Fund         Served     Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund Officers*
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke           Vice         2002 to    Managing Director of BlackRock, Inc. since 2006; Managing Director of Merrill
P.O. Box 9011             President    2007       Lynch Investment Managers, L.P. ("MLIM") and Fund Asset Management, L.P. ("FAM")
Princeton, NJ 08543-9011  and                     in 2006; First Vice President of MLIM and FAM from 1997 to 2005 and Treasurer
1960                      Treasurer               thereof from 1999 to 2006; Vice President of MLIM and FAM from 1990 to 1997.
------------------------------------------------------------------------------------------------------------------------------------
Karen Clark               Chief        2007       Managing Director of BlackRock, Inc. and Chief Compliance Officer of certain
P.O. Box 9011             Compliance              BlackRock-advised funds since 2007; Director of BlackRock, Inc. from 2005 to
Princeton, NJ 08543-9011  Officer                 2007; Principal and Senior Compliance Officer, State Street Global Advisors,
1965                                              from 2001 to 2005; Principal Consultant, PricewaterhouseCoopers, LLP from 1998 to 2001; Branch Chief, Division of Investment Management and Office of
                                                  Compliance Inspections and Examinations, U.S. Securities and Exchange
                                                  Commission, from 1993 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
Howard Surloff            Secretary    2007       Managing Director of BlackRock Inc. and General Counsel of U.S. Funds at
P.O. Box 9011                                     BlackRock, Inc. since 2006; General Counsel (U.S.) of Goldman Sachs Asset
Princeton, NJ 08543-9011                          Management from 1993 to 2006.
1965
                          ----------------------------------------------------------------------------------------------------------
                          *     Officers of the Fund serve at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------
                          Further information about the Fund's Officers and Trustees is available in the Fund's Statement of
                          Additional Information, which can be obtained without charge by calling 1-800-441-7762.
------------------------------------------------------------------------------------------------------------------------------------

Accounting Agent

State Street Bank and
Trust Company
Princeton, NJ 08540

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

PFPC Inc.
Wilmington, DE 19809

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Sidley Austin LLP
New York, NY 10019

            ------------------------------------------------------
            If you would like a copy, free of charge, of the most recent annual or quarterly report of Ambac Assurance Corporation, the Guarantor: please contact the Fund at 1-800-441-7762.
            ------------------------------------------------------

Important Tax Information

During the fiscal year ended October 31, 2007, BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust distributed long-term capital gains of $1.13863 to shareholders of record on December 8, 2006.


        BLACKROCK CORE PRINCIPAL PROTECTED FUND       OCTOBER 31, 2007        17

Portfolio Summary                                Master Large Cap Core Portfolio

As of October 31, 2007

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
Exxon Mobil Corp. ....................................................      4.0%
Chevron Corp. ........................................................      2.2
Cisco Systems, Inc. ..................................................      2.2
International Business Machines Corp. ................................      2.1
ConocoPhillips .......................................................      1.8
Hewlett-Packard Co. ..................................................      1.8
American International Group, Inc. ...................................      1.8
General Electric Co. .................................................      1.7
Microsoft Corp. ......................................................      1.6
Oracle Corp. .........................................................      1.6
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels ..........................................     12.9%
Health Care Providers & Services .....................................     11.1
Computers & Peripherals ..............................................      7.3
Insurance ............................................................      7.0
Software .............................................................      6.6
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      Percent of
Sector Representation                                      Long-Term Investments
--------------------------------------------------------------------------------
Information Technology ...............................................     26.7%
Health Care ..........................................................     15.9
Energy ...............................................................     14.3
Consumer Discretionary ...............................................     13.4
Industrials ..........................................................     12.5
Financials ...........................................................      8.8
Materials ............................................................      4.0
Consumer Staples .....................................................      2.4
Telecommunication Services ...........................................      1.9
Utilities ............................................................      0.1
--------------------------------------------------------------------------------
      For Portfolio compliance purposes, sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.


18        BLACKROCK CORE PRINCIPAL PROTECTED FUND       OCTOBER 31, 2007

Schedule of Investments as of October 31, 2007   Master Large Cap Core Portfolio

                                                             Shares
                Common Stocks                                  Held                  Value
==============================================================================================
Consumer Discretionary -- 13.8%
Diversified Consumer Services -- 2.1%
Apollo Group, Inc. Class A (a)(c)                           800,000             $   63,408,000
ITT Educational Services, Inc. (a)                          410,000                 52,147,900
                                                                                --------------
                                                                                   115,555,900
----------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -- 0.5%
Darden Restaurants, Inc.                                    640,000                 27,520,000
----------------------------------------------------------------------------------------------
Household Durables -- 0.2%
Whirlpool Corp. (c)                                         106,000                  8,393,080
----------------------------------------------------------------------------------------------
Internet & Catalog Retail -- 1.0%
Amazon.com, Inc. (a)(c)                                     550,000                 49,032,500
Expedia, Inc. (a)(c)                                        208,000                  6,793,280
                                                                                --------------
                                                                                    55,825,780
----------------------------------------------------------------------------------------------
Internet Software & Services -- 0.4%
eBay, Inc. (a)(c)                                           690,000                 24,909,000
----------------------------------------------------------------------------------------------
Media -- 2.2%
Omnicom Group Inc.                                          910,000                 46,391,800
Walt Disney Co. (c)                                       2,324,400                 80,493,972
                                                                                --------------
                                                                                   126,885,772
----------------------------------------------------------------------------------------------
Multiline Retail -- 2.4%
Big Lots, Inc. (a)(c)                                     2,100,000                 50,358,000
Dollar Tree Stores, Inc. (a)                              1,307,000                 50,058,100
Family Dollar Stores, Inc. (c)                            1,420,000                 35,997,000
                                                                                --------------
                                                                                   136,413,100
----------------------------------------------------------------------------------------------
Specialty Retail -- 3.8%
AutoZone, Inc. (a)(c)                                       360,000                 44,787,600
GameStop Corp. Class A (a)                                1,070,000                 63,365,400
RadioShack Corp. (c)                                      2,060,800                 42,493,696
The Sherwin-Williams Co. (c)                                920,000                 58,806,400
TJX Cos., Inc. (c)                                          266,200                  7,701,166
                                                                                --------------
                                                                                   217,154,262
----------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods -- 1.2%
Nike, Inc. Class B                                        1,020,000                 67,585,200
----------------------------------------------------------------------------------------------
Total Consumer Discretionary                                                       780,242,094
==============================================================================================
Consumer Staples -- 2.4%
Beverages -- 0.5%
The Coca-Cola Co.                                           310,500                 19,176,480
Pepsi Bottling Group, Inc.                                  170,000                  7,323,600
                                                                                --------------
                                                                                    26,500,080
----------------------------------------------------------------------------------------------
Food & Staples Retailing -- 1.2%
The Kroger Co.                                            2,270,000                 66,715,300
----------------------------------------------------------------------------------------------
Food Products -- 0.1%
Tyson Foods, Inc. Class A                                   470,000                  7,426,000
----------------------------------------------------------------------------------------------
Household Products -- 0.6%
Energizer Holdings, Inc. (a)                                 60,200                  6,278,860
The Procter & Gamble Co.                                    360,000                 25,027,200
                                                                                --------------
                                                                                    31,306,060
----------------------------------------------------------------------------------------------
Total Consumer Staples                                                             131,947,440
==============================================================================================
Energy -- 14.3%
Energy Equipment & Services -- 1.4%
ENSCO International, Inc.                                   420,000                 23,305,800
Global Industries Ltd. (a)                                  850,000                 20,927,000
Tidewater, Inc.                                             630,000                 34,442,100
                                                                                --------------
                                                                                    78,674,900
----------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 12.9%
Chevron Corp.                                             1,384,500                126,695,595
ConocoPhillips                                            1,210,000                102,801,600
Exxon Mobil Corp.                                         2,442,900                224,722,371
Frontier Oil Corp.                                        1,210,000                 55,405,900
Holly Corp.                                                 670,000                 42,076,000
Marathon Oil Corp.                                          970,000                 57,356,100
Tesoro Corp. (c)                                            890,000                 53,871,700
Valero Energy Corp.                                         960,000                 67,612,800
                                                                                --------------
                                                                                   730,542,066
----------------------------------------------------------------------------------------------
Total Energy                                                                       809,216,966
==============================================================================================
Financials -- 8.8%
Capital Markets -- 1.0%
The Goldman Sachs Group, Inc. (c)                            90,000                 22,312,800
Janus Capital Group, Inc. (c)                             1,050,000                 36,235,500
                                                                                --------------
                                                                                    58,548,300
----------------------------------------------------------------------------------------------
Diversified Financial Services -- 0.8%
Bank of America Corp.                                       510,000                 24,622,800
Citigroup, Inc.                                             470,000                 19,693,000
                                                                                --------------
                                                                                    44,315,800
----------------------------------------------------------------------------------------------
Insurance -- 7.0%
ACE Ltd.                                                     95,300                  5,776,133
AON Corp. (c)                                               720,000                 32,630,400
American International Group, Inc.                        1,620,000                102,254,400
Chubb Corp.                                               1,030,000                 54,950,500
MetLife, Inc.                                               970,000                 66,784,500
The Travelers Cos., Inc.                                  1,300,000                 67,873,000
UnumProvident Corp. (c)                                     262,700                  6,131,418
XL Capital Ltd. Class A                                     830,000                 59,718,500
                                                                                --------------
                                                                                   396,118,851
----------------------------------------------------------------------------------------------
Total Financials                                                                   498,982,951
==============================================================================================
Health Care -- 15.9%
Health Care Equipment & Supplies -- 1.0%
Baxter International, Inc.                                  103,900                  6,235,039
Kinetic Concepts, Inc. (a)(c)                               842,200                 50,616,220
                                                                                --------------
                                                                                    56,851,259
----------------------------------------------------------------------------------------------
Health Care Providers & Services -- 11.1%
Aetna, Inc.                                               1,260,000                 70,774,200
AmerisourceBergen Corp.                                     876,000                 41,268,360
Cigna Corp.                                                 490,000                 25,720,100
Coventry Health Care, Inc. (a)                              810,000                 48,851,100
Express Scripts, Inc. (a)                                 1,050,000                 66,255,000
Humana, Inc. (a)                                            820,000                 61,459,000
Laboratory Corp. of America Holdings (a)(c)                 510,000                 35,062,500
McKesson Corp. (c)                                          800,000                 52,880,000
Medco Health Solutions, Inc. (a)                            740,000                 69,841,200
UnitedHealth Group, Inc.                                  1,650,000                 81,097,500
WellPoint, Inc. (a)                                         940,000                 74,476,200
                                                                                --------------
                                                                                   627,685,160
----------------------------------------------------------------------------------------------
Life Sciences Tools & Services -- 0.8%
Invitrogen Corp. (a)                                         69,600                  6,324,552
Waters Corp. (a)(c)                                         530,000                 40,799,400
                                                                                --------------
                                                                                    47,123,952
----------------------------------------------------------------------------------------------


        BLACKROCK CORE PRINCIPAL PROTECTED FUND       OCTOBER 31, 2007        19

Schedule of Investments (continued)              Master Large Cap Core Portfolio

                                                             Shares
                Common Stocks                                  Held                  Value
==============================================================================================
Health Care (concluded)
Pharmaceuticals -- 3.0%
Eli Lilly & Co.                                             196,200             $   10,624,230
Johnson & Johnson                                           220,000                 14,337,400
Merck & Co., Inc.                                           372,900                 21,725,154
Pfizer, Inc.                                              2,632,700                 64,790,747
Schering-Plough Corp.                                     1,790,000                 54,630,800
                                                                                --------------
                                                                                   166,108,331
----------------------------------------------------------------------------------------------
Total Health Care                                                                  897,768,702
==============================================================================================
Industrials -- 12.6%
Aerospace & Defense -- 4.2%
Honeywell International, Inc.                             1,230,000                 74,304,300
L-3 Communications Holdings, Inc.                           220,000                 24,120,800
Lockheed Martin Corp.                                       610,800                 67,212,432
Raytheon Co.                                              1,087,000                 69,144,070
                                                                                --------------
                                                                                   234,781,602
----------------------------------------------------------------------------------------------
Airlines -- 0.7%
Continental Airlines, Inc. Class B (a)(c)                 1,200,000                 41,220,000
----------------------------------------------------------------------------------------------
Commercial Services & Supplies -- 0.2%
Allied Waste Industries, Inc. (a)                           620,700                  7,845,648
----------------------------------------------------------------------------------------------
Construction & Engineering -- 1.1%
Fluor Corp. (c)                                             390,000                 61,620,000
----------------------------------------------------------------------------------------------
Electrical Equipment -- 1.5%
Rockwell Automation, Inc. (c)                               890,000                 61,303,200
Thomas & Betts Corp. (a)                                    440,000                 24,644,400
                                                                                --------------
                                                                                    85,947,600
----------------------------------------------------------------------------------------------
Industrial Conglomerates -- 1.7%
General Electric Co.                                      2,340,000                 96,314,400
----------------------------------------------------------------------------------------------
Machinery -- 3.2%
Deere & Co.                                                 460,000                 71,254,000
Eaton Corp.                                                  83,900                  7,767,462
Manitowoc Co.                                             1,040,000                 51,230,400
Parker Hannifin Corp.                                       550,000                 44,203,500
Toro Co. (c)                                                140,000                  7,792,400
                                                                                --------------
                                                                                   182,247,762
----------------------------------------------------------------------------------------------
Total Industrials                                                                  709,977,012
==============================================================================================
Information Technology -- 26.3%
Communications Equipment -- 3.3%
Cisco Systems, Inc. (a)                                   3,826,000                126,487,560
Juniper Networks, Inc. (a)                                1,730,000                 62,280,000
                                                                                --------------
                                                                                   188,767,560
----------------------------------------------------------------------------------------------
Computers & Peripherals -- 7.3%
Dell, Inc. (a)(c)                                         2,160,000                 66,096,000
EMC Corp. (a)(c)                                          2,970,000                 75,408,300
Hewlett-Packard Co.                                       1,984,000                102,533,120
International Business Machines Corp.                     1,002,900                116,456,748
Seagate Technology                                        1,810,000                 50,390,400
Western Digital Corp. (a)                                    60,000                  1,555,200
                                                                                --------------
                                                                                   412,439,768
----------------------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 0.8%
Avnet, Inc. (a)                                             800,000                 33,376,000
Mettler Toledo International, Inc. (a)                      130,000                 13,825,500
                                                                                --------------
                                                                                    47,201,500
----------------------------------------------------------------------------------------------
IT Services -- 3.4%
Accenture Ltd. Class A (c)                                1,640,000                 64,042,000
Computer Sciences Corp. (a)(c)                              792,900                 46,297,431
DST Systems, Inc. (a)(c)                                    540,000                 45,743,400
Electronic Data Systems Corp.                             1,770,000                 38,214,300
                                                                                --------------
                                                                                   194,297,131
----------------------------------------------------------------------------------------------
Office Electronics -- 0.8%
Xerox Corp. (a)                                           2,580,000                 44,995,200
----------------------------------------------------------------------------------------------
Semiconductors & Semiconductor
Equipment -- 4.1%
Applied Materials, Inc.                                   3,330,000                 64,668,600
Integrated Device Technology, Inc. (a)                    1,340,000                 17,996,200
Intersil Corp. Class A                                      330,000                 10,012,200
KLA-Tencor Corp. (c)                                        780,000                 41,067,000
Novellus Systems, Inc. (a)                                1,420,000                 40,342,200
Nvidia Corp. (a)                                          1,610,000                 56,961,800
                                                                                --------------
                                                                                   231,048,000
----------------------------------------------------------------------------------------------
Software -- 6.6%
BMC Software, Inc. (a)                                    1,730,000                 58,543,200
CA, Inc. (c)                                                590,000                 15,605,500
Cadence Design Systems, Inc. (a)(c)                       1,782,600                 34,938,960
Compuware Corp. (a)                                       1,110,000                 11,100,000
McAfee, Inc. (a)                                          1,280,000                 52,928,000
Microsoft Corp.                                           2,400,700                 88,369,767
Oracle Corp. (a)                                          3,980,000                 88,236,600
Synopsys, Inc. (a)                                          700,000                 19,782,000
                                                                                --------------
                                                                                   369,504,027
----------------------------------------------------------------------------------------------
Total Information Technology                                                     1,488,253,186
==============================================================================================
Materials -- 4.0%
Chemicals -- 1.3%
Eastman Chemical Co.                                        141,900                  9,449,121
Lubrizol Corp.                                               86,200                  5,851,256
The Mosaic Co. (a)                                          830,000                 57,934,000
                                                                                --------------
                                                                                    73,234,377
----------------------------------------------------------------------------------------------
Containers & Packaging -- 0.5%
Packaging Corp. of America (c)                              830,000                 26,427,200
----------------------------------------------------------------------------------------------
Metals & Mining -- 1.1%
Southern Copper Corp. (c)                                   450,000                 62,865,000
----------------------------------------------------------------------------------------------
Paper & Forest Products -- 1.1%
International Paper Co. (c)                               1,730,000                 63,940,800
----------------------------------------------------------------------------------------------
Total Materials                                                                    226,467,377
==============================================================================================


20        BLACKROCK CORE PRINCIPAL PROTECTED FUND       OCTOBER 31, 2007

Schedule of Investments (concluded)              Master Large Cap Core Portfolio

                                                             Shares
                Common Stocks                                  Held                  Value
==============================================================================================
Telecommunication Services -- 1.9%
Diversified Telecommunication Services -- 1.9%
AT&T Inc.                                                   910,000             $   38,028,900
Qwest Communications International Inc. (a)(c)            7,450,000                 53,491,000
Verizon Communications, Inc.                                317,491                 14,626,810
----------------------------------------------------------------------------------------------
Total Telecommunication Services                                                   106,146,710
==============================================================================================
Utilities -- 0.1%
Electric Utilities -- 0.1%
Edison International                                        128,600                  7,478,090
----------------------------------------------------------------------------------------------
Total Utilities                                                                      7,478,090
==============================================================================================
Total Common Stocks (Cost -- $4,694,109,534) -- 100.1%                           5,656,480,528

                                                         Beneficial
                Short-Term Securities                      Interest                  Value
==============================================================================================
BlackRock Liquidity Series, LLC
  Money Market Series, 5.04% (b)(d)(e)                $ 882,440,300             $  882,440,300
----------------------------------------------------------------------------------------------
Total Short-Term Securities
(Cost -- $882,440,300) -- 15.6%                                                    882,440,300
==============================================================================================
Total Investments
(Cost -- $5,576,549,834*) -- 115.7%                                              6,538,920,828

Liabilities in Excess of Other Assets -- (15.7%)                                  (889,189,839)
                                                                                --------------
Net Assets -- 100.0%                                                            $5,649,730,989
                                                                                ==============

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost .......................................    $ 5,590,044,063
                                                                ===============
      Gross unrealized appreciation ........................    $ 1,061,508,790
      Gross unrealized depreciation ........................       (112,632,025)
                                                                ---------------
      Net unrealized appreciation ..........................    $   948,876,765
                                                                ===============

(a)   Non-income producing security.
(b)   Security was purchased with the cash proceeds from securities loans.
(c)   Security, or a portion of security, is on loan.
(d)   Represents the current yield as of October 31, 2007.
(e) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                    Net                Interest
      Affiliate                                   Activity              Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
         Cash Sweep Series                                --          $   55,193
      BlackRock Liquidity Series, LLC
         Money Market Series                    $233,561,500          $1,434,000
      --------------------------------------------------------------------------

o For Portfolio compliance purposes, the Portfolio's sector and industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease. Sectors and industries are shown as a percent of net assets. These sector and industry classifications are unaudited.

      See Notes to Financial Statements.


        BLACKROCK CORE PRINCIPAL PROTECTED FUND       OCTOBER 31, 2007        21

Statement of Assets and Liabilities              Master Large Cap Core Portfolio

As of October 31, 2007
====================================================================================================================================
Assets
------------------------------------------------------------------------------------------------------------------------------------
Investments in unaffiliated securities, at value (including securities loaned of $869,986,977)
  (identified cost -- $4,694,109,534) ..........................................................                      $5,656,480,528
Investments in affiliated securities, at value (identified cost -- $882,440,300) ...............                         882,440,300
Receivables:
    Securities sold ............................................................................    $   34,659,347
    Contributions ..............................................................................         5,717,545
    Dividends ..................................................................................         2,781,152
    Securities lending .........................................................................           234,396        43,392,440
                                                                                                    --------------
Prepaid expenses ...............................................................................                             944,428
                                                                                                                      --------------
Total assets ...................................................................................                       6,583,257,696
                                                                                                                      --------------
====================================================================================================================================
Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Collateral on securities loaned, at value ......................................................                         882,440,300
Bank overdraft .................................................................................                           4,334,105
Payables:
    Securities purchased .......................................................................        29,810,803
    Withdrawals ................................................................................        14,518,072
    Investment adviser .........................................................................         2,158,393
    Other affiliates ...........................................................................            26,785        46,514,053
                                                                                                    --------------
Accrued expenses and other liabilities .........................................................                             238,249
                                                                                                                      --------------
Total liabilities ..............................................................................                         933,526,707
                                                                                                                      --------------
====================================================================================================================================
Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Net assets .....................................................................................                      $5,649,730,989
                                                                                                                      ==============
====================================================================================================================================
Net Assets Consist of
------------------------------------------------------------------------------------------------------------------------------------
Investors' capital .............................................................................                      $4,400,820,142
Unrealized appreciation -- net .................................................................                       1,248,910,847
                                                                                                                      --------------
Net Assets .....................................................................................                      $5,649,730,989
                                                                                                                      ==============

See Notes to Financial Statements.


22        BLACKROCK CORE PRINCIPAL PROTECTED FUND       OCTOBER 31, 2007

Statement of Operations                          Master Large Cap Core Portfolio

For the Year Ended October 31, 2007
====================================================================================================================================
Investment Income
------------------------------------------------------------------------------------------------------------------------------------
Dividends ....................................................................................                       $    47,804,061
Securities lending -- net ....................................................................                             1,434,000
Interest from affiliates .....................................................................                                55,193
                                                                                                                     ---------------
Total income .................................................................................                            49,293,254
                                                                                                                     ---------------
====================================================================================================================================
Expenses
------------------------------------------------------------------------------------------------------------------------------------
Investment advisory fees .....................................................................    $    20,167,935
Accounting services ..........................................................................            703,218
Custodian fees ...............................................................................            369,952
Directors' fees and expenses .................................................................            118,998
Professional fees ............................................................................             91,920
Pricing fees .................................................................................              1,136
Printing and shareholder reports .............................................................                725
Other ........................................................................................             79,266
                                                                                                  ---------------
Total expenses ...............................................................................                            21,533,150
                                                                                                                     ---------------
Investment income -- net .....................................................................                            27,760,104
                                                                                                                     ---------------
====================================================================================================================================
Realized & Unrealized Gain -- Net
------------------------------------------------------------------------------------------------------------------------------------
Realized gain on investments -- net ..........................................................                           527,140,752
Change in unrealized appreciation on investments -- net ......................................                           308,789,197
                                                                                                                     ---------------
Total realized and unrealized gain -- net ....................................................                           835,929,949
                                                                                                                     ---------------
Net Increase in Net Assets Resulting from Operations .........................................                       $   863,690,053
                                                                                                                     ===============

See Notes to Financial Statements.


        BLACKROCK CORE PRINCIPAL PROTECTED FUND       OCTOBER 31, 2007        23

Statements of Changes in Net Assets              Master Large Cap Core Portfolio

                                                                                                        For the Year Ended
                                                                                                            October 31,
                                                                                                -----------------------------------
Increase (Decrease) in Net Assets:                                                                   2007                2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Investment income -- net ...................................................................    $    27,760,104     $    19,476,807
Realized gain -- net .......................................................................        527,140,752         195,731,487
Change in unrealized appreciation -- net ...................................................        308,789,197         289,376,493
                                                                                                -----------------------------------
Net increase in net assets resulting from operations .......................................        863,690,053         504,584,787
                                                                                                -----------------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from contributions ................................................................      1,128,729,030       1,448,673,363
Fair value of withdrawals ..................................................................       (219,326,884)       (743,318,106)
                                                                                                -----------------------------------
Net increase in net assets derived from capital transactions ...............................        909,402,146         705,355,257
                                                                                                -----------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets ...............................................................      1,773,092,199       1,209,940,044
Beginning of year ..........................................................................      3,876,638,790       2,666,698,746
                                                                                                -----------------------------------
End of year ................................................................................    $ 5,649,730,989     $ 3,876,638,790
                                                                                                ===================================

See Notes to Financial Statements.


Financial Highlights                             Master Large Cap Core Portfolio

                                                                               For the Year Ended October 31,
The following ratios have been derived from             ---------------------------------------------------------------------------
information provided in the financial statements.          2007            2006            2005            2004            2003
===================================================================================================================================
Total Investment Return
-----------------------------------------------------------------------------------------------------------------------------------
Total investment return ............................          13.94%          17.32%          18.35%           9.61%          25.11%
                                                        ===========================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Expenses ...........................................            .49%            .49%            .51%            .52%            .54%
                                                        ===========================================================================
Investment income -- net ...........................            .63%            .58%            .72%            .57%            .48%
                                                        ===========================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands) .............    $ 5,649,731     $ 3,876,639     $ 2,666,699     $ 1,831,300     $ 1,454,109
                                                        ===========================================================================
Portfolio turnover .................................             96%             88%             94%            136%            139%
                                                        ===========================================================================

See Notes to Financial Statements.


24        BLACKROCK CORE PRINCIPAL PROTECTED FUND       OCTOBER 31, 2007

Notes to Financial Statements                    Master Large Cap Core Portfolio

1. Significant Accounting Policies:

Master Large Cap Core Portfolio (the "Portfolio") is a series of Master Large Cap Series LLC (the "Master LLC"). The Master LLC is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware limited liability company. Prior to June 15, 2007, the Master LLC was organized as a Delaware statutory trust (the "Trust"). The Limited Liability Company Agreement (the "LLC Agreement") permits the Directors (and prior to June 15, 2007, the Declaration of Trust permitted the Trustees) to issue nontransferable interests in the Master LLC/Trust, subject to certain limitations. Throughout this report the Trust and the Master LLC are referred to as the Master LLC and the Board of Directors of the Master LLC and the Board of Trustees of the Trust are referred to as the Board of Directors. The Portfolio's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments -- Equity securities held by the Portfolio that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Master LLC. Long positions traded in the over-the-counter ("OTC") market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Master LLC. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Effective September 4, 2007, exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options trading on applicable exchanges. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Valuation of short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Portfolio employs pricing services to provide certain securities prices for the Portfolio. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Master LLC, including valuations furnished by the pricing services retained by the Portfolio, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Master LLC under the general supervision of the Board of Directors of the Master LLC. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Master LLC.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Portfolio are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Portfolio's net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board of Directors of the Master LLC or by BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., using a pricing service and/or procedures approved by the Board of Directors of the Master LLC.

(b) Derivative financial instruments -- The Portfolio may engage in various portfolio investment strategies both to increase the return of the Portfolio and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract. The counterparty for certain instruments may pledge cash or securities as collateral.

o Financial futures contracts -- The Portfolio may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Portfolio deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Portfolio may purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent


        BLACKROCK CORE PRINCIPAL PROTECTED FUND       OCTOBER 31, 2007        25

Notes to Financial Statements (continued)        Master Large Cap Core Portfolio

      liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Income taxes -- The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(e) Securities lending -- The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. Where the Portfolio receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Portfolio typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(f) Bank overdraft -- The Portfolio recorded a bank overdraft, which resulted from management estimates of available cash.

(g) Recent accounting pronouncements -- In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Portfolio's financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Portfolio's financial statements, if any, has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Portfolio's financial statements, if any, has not been determined.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Master LLC, on behalf of the Portfolio, entered into an Investment Advisory Agreement with the Manager. Merrill Lynch and Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For


26        BLACKROCK CORE PRINCIPAL PROTECTED FUND       OCTOBER 31, 2007

Notes to Financial Statements (concluded)        Master Large Cap Core Portfolio

such services, the Portfolio pays a monthly fee at an annual rate of .50% of the average daily value of the Portfolio's net assets not exceeding $1 billion; .45% of average daily net assets in excess of $1 billion but not exceeding $5 billion and .40% of average daily net assets in excess of $5 billion.

In addition, the Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays the sub-adviser for services it provides a monthly fee at an annual rate that is a percentage of the management fee paid by the Portfolio to the Manager.

The Portfolio has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, or its affiliates. As of October 31, 2007, the Portfolio lent securities with a value of $176,250,285 to MLPF&S or its affiliates. Pursuant to that order, the Portfolio has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. For the year ended October 31, 2007, BIM received $464,185 in securities lending agent fees.

In addition, MLPF&S received $100 in commissions on the execution of portfolio security transactions for the Portfolio for the year ended October 31, 2007.

For the year ended October 31, 2007, the Portfolio reimbursed the Manager $224 for certain accounting services.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended October 31, 2007 were $4,306,839,166 and $4,216,123,520, respectively.

4. Short-Term Borrowings:

The Portfolio, along with certain other funds managed by the Manager and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders, which expires November 2007 and was subsequently renewed. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .06% per annum based on the Portfolio's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Portfolio did not borrow under the credit agreement during the year ended October 31, 2007.

5. Acquisitions:

On September 24, 2007, an investor of the Portfolio acquired all of the net assets of BlackRock Investment Trust Portfolio of BlackRock Funds ("Investment Trust"), pursuant to a plan of reorganization. As a result of the reorganization, which included $286,539,853 of net unrealized appreciation, the Portfolio received an in-kind contribution of portfolio securities.


        BLACKROCK CORE PRINCIPAL PROTECTED FUND       OCTOBER 31, 2007        27

Report of Independent Registered Public Accounting Firm
                                                 Master Large Cap Core Portfolio

To the Investors and Board of Directors of Master Large Cap Series LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Large Cap Core Portfolio, one of the portfolios constituting Master Large Cap Series LLC (formerly Master Large Cap Series Trust) (the "Master LLC"), as of October 31, 2007, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Large Cap Core Portfolio of Master Large Cap Series LLC as of October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
December 26, 2007


28        BLACKROCK CORE PRINCIPAL PROTECTED FUND       OCTOBER 31, 2007

Officers and Directors of Master Large Cap Series LLC as of October 31, 2007

                                                                                                Number of
                                                                                                Funds and
                                                                                                Portfolios in
                          Position(s)  Length of                                                Fund Complex    Other Public
Name, Address             Held with    Time                                                     Overseen by     Directorships
and Year of Birth         Master LLC   Served     Principal Occupation(s) During Past 5 Years   Director        Held by Director
====================================================================================================================================
Interested Director
------------------------------------------------------------------------------------------------------------------------------------
Robert C. Doll, Jr.*      Fund         2005 to    Vice Chairman and Director of BlackRock,      120 Funds       None
P.O. Box 9011             President    2007       Inc., Global Chief Investment Officer for     161 Portfolios
Princeton, NJ 08543-9011  and                     Equities, Chairman of the BlackRock Retail
1954                      Director                Operating Committee, and member of the
                                                  BlackRock Executive Committee since 2006;
                                                  President of the funds advised by Merrill
                                                  Lynch Investment Managers, L.P. ("MLIM") and
                                                  its affiliates ("MLIM/FAM-advised funds")
                                                  from 2005 to 2006 and Chief Investment
                                                  Officer thereof from 2001 to 2006; President
                                                  of MLIM and Fund Asset Management, L.P.
                                                  ("FAM") from 2001 to 2006; Co-Head (Americas
                                                  Region) thereof from 2000 to 2001 and Senior
                                                  Vice President from 1999 to 2001; President
                                                  and Director of Princeton Services, Inc.
                                                  ("Princeton Services") and President of
                                                  Princeton Administrators, L.P. ("Princeton
                                                  Administrators") from 2001 to 2006; Chief
                                                  Investment Officer of OppenheimerFunds, Inc.
                                                  in 1999 and Executive Vice President thereof
                                                  from 1991 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
                          *     Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which BlackRock Advisors, LLC and its affiliates act as investment adviser. Mr. Doll is an
                                "interested person," as defined in the Investment Company Act, of the Master LLC based on his positions with BlackRock, Inc. and its affiliates. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Doll serves at the pleasure of the Board of Directors.

====================================================================================================================================
Independent Directors*
------------------------------------------------------------------------------------------------------------------------------------
James H. Bodurtha**       Director     1999 to    Director, The China Business Group, Inc.      37 Funds        None
P.O. Box 9095                          2007       since 1996 and Executive Vice President       57 Portfolios
Princeton, NJ 08543-9095                          thereof from 1996 to 2003; Chairman of the
1944                                              Board, Berkshire Holding Corporation since
                                                  1980; Partner, Squire, Sanders & Dempsey
                                                  from 1980 to 1993.
------------------------------------------------------------------------------------------------------------------------------------
Kenneth A. Froot          Director     2005 to    Professor, Harvard University since 1992;     37 Funds        None
P.O. Box 9095                          2007       Professor, Massachusetts Institute of         57 Portfolios
Princeton, NJ 08543-9095                          Technology from 1986 to 1992.
1957
------------------------------------------------------------------------------------------------------------------------------------


        BLACKROCK CORE PRINCIPAL PROTECTED FUND       OCTOBER 31, 2007        29

                                                                                                Number of
                                                                                                Funds and
                                                                                                Portfolios in
                          Position(s)  Length of                                                Fund Complex    Other Public
Name, Address             Held with    Time                                                     Overseen by     Directorships
and Year of Birth         Master LLC   Served     Principal Occupation(s) During Past 5 Years   Director        Held by Director
====================================================================================================================================
Independent Directors* (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Joe Grills**              Director     2002 to    Member of the Committee of Investment of      37 Funds        Kimco Realty
P.O. Box 9095                          2007       Employee Benefit Assets of the Association    57 Portfolios   Corporation
Princeton, NJ 08543-9095                          of Financial Professionals ("CIEBA") since
1935                                              1986; Member of CIEBA's Executive Committee
                                                  since 1988 and its Chairman from 1991 to
                                                  1992; Assistant Treasurer of International
                                                  Business Machines Corporation ("IBM") and
                                                  Chief Investment Officer of IBM Retirement
                                                  Funds from 1986 to 1993; Member of the
                                                  Investment Advisory Committee of the State
                                                  of New York Common Retirement Fund from 1989
                                                  to 2006; Member of the Investment Advisory
                                                  Committee of the Howard Hughes Medical
                                                  Institute from 1997 to 2000; Director, Duke
                                                  University Management Company from 1992 to
                                                  2004, Vice Chairman thereof from 1998 to
                                                  2004, and Director Emeritus thereof since
                                                  2004; Director, LaSalle Street Fund from
                                                  1995 to 2001; Director, Kimco Realty
                                                  Corporation since 1997; Member of the
                                                  Investment Advisory Committee of the
                                                  Virginia Retirement System since 1998, Vice
                                                  Chairman thereof from 2002 to 2005, and
                                                  Chairman thereof since 2005; Director,
                                                  Montpelier Foundation since 1998, its Vice
                                                  Chairman from 2000 to 2006, and Chairman,
                                                  thereof, since 2006; Member of the
                                                  Investment Committee of the Woodberry Forest
                                                  School since 2000; Member of the Investment
                                                  Committee of the National Trust for Historic
                                                  Preservation since 2000.
------------------------------------------------------------------------------------------------------------------------------------
Herbert I. London         Director     1999 to    Professor Emeritus, New York University       37 Funds        AIMS Worldwide, Inc.
P.O. Box 9095                          present    since 2005; John M. Olin Professor of         57 Portfolios
Princeton, NJ 08543-9095                          Humanities, New York University from 1993 to
1939                                              2005; and Professor thereof from 1980 to
                                                  2005; President, Hudson Institute since 1997
                                                  and Trustee thereof since 1980; Dean,
                                                  Gallatin Division of New York University
                                                  from 1976 to 1993; Distinguished Fellow,
                                                  Herman Kahn Chair, Hudson Institute from
                                                  1984 to 1985; Chairman of the Board of
                                                  Directors of Vigilant Research, Inc. since
                                                  2006; Member of the Board of Directors for
                                                  Grantham University since 2006; Director of
                                                  AIMS Worldwide, Inc. since 2006; Director of
                                                  Reflex Security since 2006; Director of
                                                  InnoCentive, Inc. since 2006; Director of
                                                  Cerego, LLC since 2005; Director, Damon
                                                  Corp. from 1991 to 1995; Overseer, Center
                                                  for Naval Analyses from 1983 to 1993.
------------------------------------------------------------------------------------------------------------------------------------
Roberta Cooper Ramo       Director     1999 to    Shareholder, Modrall, Sperling, Roehl,        37 Funds        None
P.O. Box 9095                          2007       Harris & Sisk, P.A. since 1993; President,    57 Portfolios
Princeton, NJ 08543-9095                          American Bar Association from 1995 to 1996
1942                                              and Member of the Board of Governors thereof
                                                  from 1994 to 1997; Shareholder, Poole, Kelly
                                                  and Ramo, Attorneys at Law P.C. from 1977 to
                                                  1993; Director of ECMC Group (service
                                                  provider to students, schools and lenders)
                                                  since 2001; Director, United New Mexico Bank
                                                  (now Wells Fargo) from 1983 to 1988;
                                                  Director, First National Bank of New Mexico
                                                  (now Wells Fargo) from 1975 to 1976; Vice
                                                  President, American Law Institute from 2004
                                                  to 2007 and President elect thereof since
                                                  2007.
------------------------------------------------------------------------------------------------------------------------------------
Robert S. Salomon, Jr.    Director     2002 to    Principal of STI Management (investment       37 Funds        None
P.O. Box 9095                          2007       adviser) from 1994 to 2005; Chairman and CEO  57 Portfolios
Princeton, NJ 08543-9095                          of Salomon Brothers Asset Management Inc.
1936                                              from 1992 to 1995; Chairman of Salomon
                                                  Brothers Equity Mutual Funds from 1992 to
                                                  1995; regular columnist with Forbes Magazine
                                                  from 1992 to 2002; Director of Stock
                                                  Research and U.S. Equity Strategist at
                                                  Salomon Brothers Inc. from 1975 to 1991;
                                                  Trustee, Commonfund from 1980 to 2001.
                          ----------------------------------------------------------------------------------------------------------
                          *     Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
                          **    Co-Chairman of the Board of Directors and the Audit Committee.


30        BLACKROCK CORE PRINCIPAL PROTECTED FUND       OCTOBER 31, 2007

Officers and Directors of Master Large Cap Series LLC (concluded)

                          Position(s)  Length of
Name, Address             Held with    Time
and Year of Birth         Master LLC   Served     Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Master LLC Officers*
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke           Vice         1999 to    Managing Director of BlackRock, Inc. since 2006; Managing Director of Merrill
P.O. Box 9011             President    2007       Lynch Investment Managers, L.P. ("MLIM") and Fund Asset Management, L.P. ("FAM")
Princeton, NJ 08543-9011  and                     in 2006; First Vice President of MLIM and FAM from 1997 to 2005 and Treasurer
1960                      Treasurer               thereof from 1999 to 2006; Vice President of MLIM and FAM from 1990 to 1997.
------------------------------------------------------------------------------------------------------------------------------------
Karen Clark               Chief        2007       Managing Director of BlackRock, Inc. and Chief Compliance Officer of certain
P.O. Box 9011             Compliance              BlackRock-advised funds since 2007; Director of BlackRock, Inc. from 2005 to
Princeton, NJ 08543-9011  Officer                 2007; Principal and Senior Compliance Officer, State Street Global Advisors,
1965                                              from 2001 to 2005; Principal Consultant, PricewaterhouseCoopers, LLP from 1998 to 2001; Branch Chief, Division of Investment Management and Office of
                                                  Compliance Inspections and Examinations, U.S. Securities and Exchange
                                                  Commission, from 1993 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
Howard Surloff            Secretary    2007       Managing Director, of BlackRock Inc. and General Counsel of U.S. Funds at
P.O. Box 9011                                     BlackRock, Inc. since 2006; General Counsel (U.S.) of Goldman Sachs Asset
Princeton, NJ 08543-9011                          Management from 1993 to 2006.
1965
                          ----------------------------------------------------------------------------------------------------------
                          *     Officers of the Master LLC serve at the pleasure of the Board of Directors.
------------------------------------------------------------------------------------------------------------------------------------
                          Further information about the Master LLC's Officers and Directors is available in the Master LLC's
                          Statement of Additional Information, which can be obtained without charge by calling 1-800-441-7762.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Accounting Agent

State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Sidley Austin LLP
New York, NY 10019


        BLACKROCK CORE PRINCIPAL PROTECTED FUND       OCTOBER 31, 2007        31

Proxy Results

BlackRock Core Principal Protected Fund

During the six-month period ended October 31, 2007, the shareholders of BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust voted on the following proposal, which was approved at a special shareholders' meeting on September 7, 2007. This proposal was a part of the reorganization of the Fund's Board of Trustees to take effect on or about November 1, 2007. A description of the proposal and number of shares voted are as follows:

-------------------------------------------------------------------------------------------------------
                                                                       Shares Voted     Shares Withheld
                                                                           For            From Voting
-------------------------------------------------------------------------------------------------------
To elect the Fund's Board of Trustees:          James H. Bodurtha       13,432,944          56,483
                                                Bruce R. Bond           13,419,310          70,117
                                                Donald W. Burton        13,432,944          56,483
                                                Richard S. Davis        13,419,310          70,117
                                                Stuart E. Eizenstat     13,432,944          56,483
                                                Laurence D. Fink        13,419,310          70,117
                                                Kenneth A. Froot        13,432,944          56,483
                                                Henry Gabbay            13,419,310          70,117
                                                Robert M. Hernandez     13,432,944          56,483
                                                John F. O'Brien         13,419,128          70,299
                                                Roberta Cooper Ramo     13,432,944          56,483
                                                Jean Margo Reid         13,419,128          70,299
                                                David H. Walsh          13,432,762          56,665
                                                Fred G. Weiss           13,414,800          74,627
                                                Richard R. West         13,428,434          60,993
-------------------------------------------------------------------------------------------------------

Master Large Cap Series LLC

During the six-month period ended October 31, 2007, the shareholders of Master Large Cap Series LLC voted on the following proposal, which was approved at a special shareholders' meeting on September 7, 2007. This proposal was a part of the reorganization of the Master LLC's Board of Directors to take effect on or about November 1, 2007. A description of the proposal and number of shares voted are as follows:

-------------------------------------------------------------------------------------------------------
                                                                       Shares Voted     Shares Withheld
                                                                           For            From Voting
-------------------------------------------------------------------------------------------------------
To elect the Master LLC's Board of Directors:   David O. Beim           507,099,566        8,032,945
                                                Richard S. Davis        507,047,547        8,084,964
                                                Ronald W. Forbes        507,098,389        8,034,122
                                                Henry Gabbay            507,079,851        8,052,660
                                                Dr. Matina Horner       507,087,905        8,044,606
                                                Rodney D. Johnson       507,099,505        8,033,006
                                                Herbert I. London       507,103,835        8,028,676
                                                Cynthia A. Montgomery   507,108,955        8,023,556
                                                Joseph P. Platt, Jr.    507,103,288        8,029,223
                                                Robert C. Robb, Jr.     507,090,959        8,041,552
                                                Toby Rosenblatt         507,135,247        7,997,264
                                                Kenneth L. Urish        507,137,128        7,995,383
                                                Frederick W. Winter     507,143,402        7,989,109
-------------------------------------------------------------------------------------------------------


32        BLACKROCK CORE PRINCIPAL PROTECTED FUND       OCTOBER 31, 2007

BlackRock Fund Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.


Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund's Web site or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock Web site at http://www.blackrock.com/edelivery

2) Select "eDelivery" under the "More Information" section

3) Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.


        BLACKROCK CORE PRINCIPAL PROTECTED FUND       OCTOBER 31, 2007        33

BlackRock Fund Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's Board of Directors. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, on our Web site at www.blackrock.com, by calling
(800) 441-7762, or on the Web site of the Securities and Exchange Commission (the "Commission") at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how proxies relating to the Fund's voting securities were voted (if any) by the Fund's previous manager during the most recent 12-month period ended June 30 is available, upon request and without charge, on our Web site at www.blackrock.com, by calling (800) 441-7762 or on the Web site of the Commission at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's Forms N-Q are available on the Commission's Web site at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.


Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


34        BLACKROCK CORE PRINCIPAL PROTECTED FUND       OCTOBER 31, 2007

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Aurora Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Developing Capital Markets Fund
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Twenty Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Healthcare Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio*
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
   Conservative Prepared Portfolio
   Moderate Prepared Portfolio
   Growth Prepared Portfolio
   Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
   Prepared Portfolio 2010
   Prepared Portfolio 2015
   Prepared Portfolio 2020
   Prepared Portfolio 2025
   Prepared Portfolio 2030
   Prepared Portfolio 2035
   Prepared Portfolio 2040
   Prepared Portfolio 2045
   Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling 800-882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


        BLACKROCK CORE PRINCIPAL PROTECTED FUND       OCTOBER 31, 2007        35

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Core Principal Protected Fund
Of BlackRock Principal Protected Trust
P.O. Box 9011
Princeton, NJ 08543-9011


                                                                       BLACKROCK

                                                                      #CPP-10/07

Item 2 - Code of Ethics - The registrant (or the "Fund") has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors or trustees, as applicable (the "board of directors") has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
            David O. Beim (term ended, effective November 1, 2007)
            Robert M. Hernandez (term began, effective November 1, 2007)
            W. Carl Kester (term ended, effective November 1, 2007)
            James T. Flynn (term ended, effective November 1, 2007)
            Karen P. Robards (term ended, effective November 1, 2007)
            Fred G. Weiss (term began, effective November 1, 2007)
            Richard R. West (term began, effective November 1, 2007)

            The registrant's board of directors has determined that David O. Beim, W. Carl Kester and Karen P. Robards qualify as financial experts pursuant to Item 3(c)(4) of Form N-CSR.

            Mr. Beim has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. For 25 years, Mr. Beim was an investment banker actively engaged in financial analysis for securities transactions and mergers. These transactions presented a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements. Mr. Beim has also been a professor of finance and economics at the Columbia University Graduate School of Business since 1991.

            Prof. Kester has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Prof. Kester has been involved in providing valuation and other financial consulting services to corporate clients since 1978. Prof. Kester's financial consulting services present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements.

            Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987. Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results. Ms. Robards has over 30 years of experience analyzing financial statements. She also is the member of the Audit Committees of one publicly held company and a non-profit organization.

            Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 -    Principal Accountant Fees and Services

----------------------------------------------------------------------------------------------------------------------------------
                         (a) Audit Fees          (b) Audit-Related Fees(1)        (c) Tax Fees(2)            (d) All Other Fees(3)
----------------------------------------------------------------------------------------------------------------------------------
                      Current      Previous        Current      Previous        Current      Previous        Current      Previous
                    Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal
   Entity Name          End        Year End          End        Year End          End        Year End          End        Year End
----------------------------------------------------------------------------------------------------------------------------------
BlackRock Core
Principal Protected
Fund                  $26,900      $26,900          $0             $0           $6,100        $6,000          $1,042         $0
----------------------------------------------------------------------------------------------------------------------------------
Master Large Cap
Core Portfolio        $44,200      $36,000          $0          $10,400(4)      $9,200        $9,200            $0           $0
----------------------------------------------------------------------------------------------------------------------------------

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.
4 Paid by the Adviser.

            (e)(1) Audit Committee Pre-Approval Policies and Procedures:
                  The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are
            a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

            (e)(2) None of the services described in each of Items 4(b) through
            (d) were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

            (f) Not Applicable

            (g) Affiliates' Aggregate Non-Audit Fees:

            --------------------------------------------------------------------
                                               Current Fiscal    Previous Fiscal
                     Entity Name                  Year End           Year End
            --------------------------------------------------------------------
            BlackRock Core Principal
            Protected Fund                        $291,642          $2,924,583
            --------------------------------------------------------------------
            Master Large Cap Core Portfolio       $293,700          $2,938,183
            --------------------------------------------------------------------

            (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant's investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

            Regulation S-X Rule 2-01(c)(7)(ii) - $284,500, 0%

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - See Item 2

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series LLC


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series LLC

Date: December 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series LLC

Date: December 19, 2007


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews,
    Chief Financial Officer (principal financial officer) of
    BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series LLC

Date: December 19, 2007